Cash, Cash Equivalents and Other Investments Held in Trust Account	9 Months Ended
Sep. 30, 2021
Gores Metropoulos II, Inc.
Schedule Of Investments [Line Items]
Cash, Cash Equivalents and Other Investments Held in Trust Account	Cash, Cash Equivalents and Other Investments Held in Trust Account As of September 30, 2021, investment securities in the Company’s Trust Account consist of $450,029,593 in money market funds.